Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Schedule of earnings per share

	Six Months Ended December 31
	2022 £’000	2021 £’000
Profit for the year, attributable to equity holders of the company	46,747	35,951

	Six Months Ended December 31
	2022	2021
Weighted average number of shares outstanding	56,962,777	55,911,086
Earnings per share - basic (£)	0.82	0.64

	Six Months Ended December 31
	2022 £’000	2021 £’000
Profit for the year, attributable to equity holders of the company	46,747	35,951

	Six Months Ended December 31
	2022	2021
Weighted average number of shares outstanding	56,962,777	55,911,086
Diluted by: options in issue and contingently issuable shares	960,782	1,968,943
Weighted average number of shares outstanding (diluted)	57,923,559	57,880,029
Earnings per share - diluted (£)	0.81	0.62